COMMITMENTS (Details Textual)			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Chinese World Net Com Hong Kong Ltd [Member] USD ($)	Dec. 31, 2012 Chinese World Net Com Hong Kong Ltd [Member] CNY	Dec. 31, 2011 Chinese World Net Com Hong Kong Ltd [Member] USD ($)	Dec. 31, 2011 Chinese World Net Com Hong Kong Ltd [Member] CNY	Aug. 19, 2011 Chinese World Net Com Hong Kong Ltd [Member] CNY	Feb. 18, 2011 Chinese World Net Com Shanghai Ltd [Member] USD ($)	Feb. 18, 2011 Chinese World Net Com Shanghai Ltd [Member] CNY
Registered Capital								$ 5,000,000
Increased Registered Capital									10,000,000
Additional Capital To Be Contributed By Affiliate							5,000,000
Proceeds from Contributions from Affiliates			200,000	1,257,675	400,000	2,581,573
Capital Commitment	$ 1,160,752	184,214